Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 94.46%
Australia: 4.59%
Ansell Limited (Health care, Health care equipment & supplies)	179,676	$ 5,022,542
Cettire Limited (Consumer discretionary, Internet & direct marketing retail)†	6,574,763	3,014,858
Domino's Pizza Enterprises Limited (Consumer discretionary, Hotels, restaurants & leisure)	40,906	2,860,563
Inghams Group Limited (Consumer staples, Food products)	314,886	789,928
Orora Limited (Materials, Containers & packaging)	348,480	665,459
		12,353,350
Austria: 0.58%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	7,867	1,563,798
Belgium: 1.12%
Barco NV (Information technology, Electronic equipment, instruments & components)	156,331	3,020,089
Canada: 4.39%
Novanta Incorporated (Information technology, Electronic equipment, instruments & components)†	79,019	9,871,053
Primo Water Corporation (Consumer staples, Beverages)	125,535	1,941,804
		11,812,857
Denmark: 0.21%
SimCorp AS (Information technology, Software)	4,459	577,147
France: 2.77%
Alten SA (Information technology, IT services)†	45,701	4,811,822
M6 Métropole Télévision SA (Communication services, Media)†	111,826	1,902,604
Mersen SA (Industrials, Electrical equipment)†	24,229	739,726
		7,454,152
Germany: 4.57%
Cancom SE (Information technology, IT services)	27,944	1,655,261
Gerresheimer AG (Health care, Life sciences tools & services)	44,654	4,755,159
Krones AG (Industrials, Machinery)	20,928	1,732,278
TAG Immobilien AG (Real estate, Real estate management & development)	135,749	4,168,406
		12,311,104
Ireland: 0.78%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	1,202,337	2,109,852
Italy: 2.78%
De'Longhi SpA (Consumer discretionary, Household durables)	51,306	1,841,303
GVS SpA (Industrials, Machinery)†	166,653	3,023,513
Interpump Group SpA (Industrials, Machinery)	58,643	2,630,141
		7,494,957
Japan: 9.37%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	94,400	2,472,077
Daiseki Company Limited (Industrials, Commercial services & supplies)	94,500	2,993,724
DTS Corporation (Information technology, IT services)	159,900	3,407,404
Fuji Seal International Incorporated (Materials, Containers & packaging)	125,600	2,332,305
See accompanying notes to portfolio of investments

Wells Fargo Global Small Cap Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Horiba Limited (Information technology, Electronic equipment, instruments & components)	24,800	$ 1,623,599
Meitec Corporation (Industrials, Professional services)	51,400	2,693,939
Nihon Parkerizing Company Limited (Materials, Chemicals)	258,600	2,510,811
ORIX JREIT Incorporated (Real estate, Equity REITs)	1,747	2,929,434
San-A Company Limited (Consumer staples, Food & staples retailing)	29,800	1,156,117
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	167,600	2,043,281
Taikisha Limited (Industrials, Construction & engineering)	40,400	1,077,290
		25,239,981
Luxembourg: 0.28%
Stabilus SA (Industrials, Machinery)	9,925	742,893
Netherlands: 0.44%
Brunel International NV (Consumer discretionary, Professional services)†	61,211	592,032
TKH Group NV (Industrials, Electrical equipment)	12,645	597,219
		1,189,251
Norway: 0.45%
Atea ASA (Information technology, IT services)	80,475	1,224,443
Spain: 1.91%
Vidrala SA (Materials, Containers & packaging)	14,767	1,623,596
Viscofan SA (Consumer staples, Food products)	49,944	3,527,474
		5,151,070
Sweden: 1.18%
AAK AB (Consumer staples, Food products)	102,574	2,004,886
Hexpol AB (Materials, Chemicals)	106,559	1,164,579
		3,169,465
Switzerland: 1.00%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,487	1,029,014
Bucher Industries AG (Industrials, Machinery)	3,495	1,653,677
		2,682,691
United Kingdom: 8.99%
Britvic plc (Consumer staples, Beverages)	334,439	3,403,430
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	456,335	2,052,901
Elementis plc (Materials, Chemicals)†	1,032,539	1,557,622
JD Wetherspoon plc (Consumer discretionary, Hotels, restaurants & leisure)†	5,682	89,608
Mears Group plc (Industrials, Commercial services & supplies)†	120,042	251,773
Micro Focus International plc (Information technology, Software)†	102,858	620,310
Morgan Advanced Materials plc (Industrials, Machinery)	290,463	1,157,970
S4 Capital plc (Communication services, Media)†	937,322	6,357,146
ScION Tech Growth I Units (Information technology, IT services)†	145,100	1,551,119
Spectris plc (Information technology, Electronic equipment, instruments & components)	102,390	4,242,064
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Small Cap Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Tate & Lyle plc (Consumer staples, Food products)	171,527	$ 1,615,548
THG Holding plc (Consumer discretionary, Internet & direct marketing retail)†	132,624	1,310,164
		24,209,655
United States: 49.05%
ACI Worldwide Incorporated (Information technology, Software)†	25,000	959,750
Ajax I Units (Financials, Diversified financial services)†	62,675	780,931
Altimeter Growth Corporation (Information technology, IT services)†	99,284	1,175,523
Alto Ingredients Incorporated (Energy, Oil, gas & consumable fuels)†	216,100	1,465,158
Balchem Corporation (Materials, Chemicals)	54,300	5,811,729
Blackbaud Incorporated (Information technology, Software)	64,700	4,301,903
Bottomline Technologies (DE) Incorporated (Information technology, Software)†	58,800	2,809,464
Brooks Automation Incorporated (Information technology, Semiconductors & semiconductor equipment)	6,400	484,864
BRP Group Incorporated Class A (Financials, Insurance)†	6,700	155,507
CBIZ Incorporated (Industrials, Professional services)†	251,739	6,522,557
Central Garden & Pet Company Class A (Consumer staples, Household products)†	120,446	4,697,394
CorVel Corporation (Health care, Health care providers & services)†	5,400	533,628
CSW Industrials Incorporated (Industrials, Building products)	64,963	7,569,489
CyberArk Software Limited (Information technology, Software)†	28,400	4,551,100
Denny's Corporation (Consumer discretionary, Hotels, restaurants & leisure)†	528,854	8,318,873
EnPro Industries Incorporated (Industrials, Machinery)	52,800	3,811,632
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components)†	48,100	3,394,417
Freshpet Incorporated (Consumer staples, Food products)†	3,800	529,378
Gibraltar Industries Incorporated (Industrials, Building products)†	55,000	4,929,650
Helen of Troy Limited (Consumer discretionary, Household durables)†	36,000	8,793,000
ICU Medical Incorporated (Health care, Health care equipment & supplies)†	22,640	4,629,427
Ingevity Corporation (Materials, Chemicals)†	49,300	3,238,517
Innospec Incorporated (Materials, Chemicals)	114,316	10,035,802
Matthews International Corporation Class A (Industrials, Commercial services & supplies)	88,700	2,708,011
Mayville Engineering Company Incorporated (Industrials, Machinery)†	538,100	7,533,400
Natus Medical Incorporated (Health care, Health care equipment & supplies)†	168,200	4,099,034
Neogen Corporation (Health care, Health care equipment & supplies)†	46,400	3,752,368
PAE Incorporated (Industrials, Aerospace & defense)†	199,000	1,651,700
Poema Global Holdings Corporation (Financials, Diversified financial services)†	115,000	1,199,450
Progress Software Corporation (Information technology, Software)	110,500	4,439,890
Rogers Corporation (Information technology, Electronic equipment, instruments & components)†	7,300	1,139,311
Standex International Corporation (Industrials, Machinery)	26,251	2,150,219
Stepan Company (Materials, Chemicals)	43,100	4,856,508
Tupperware Brands Corporation (Consumer discretionary, Household durables)†	81,007	2,436,691
UFP Industries Incorporated (Industrials, Building products)	34,000	1,833,960
See accompanying notes to portfolio of investments

Wells Fargo Global Small Cap Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
Varex Imaging Corporation (Health care, Health care equipment & supplies)†	172,700	$ 3,343,472
Vesper Healthcare Acquisition Corporation (Consumer discretionary, Health care providers & services)†	139,785	1,463,549
		132,107,256
Total Common stocks (Cost $196,644,446)		254,414,011

		Yield
Short-term investments: 6.14%
Investment companies: 6.14%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	1,345,477	1,345,477
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	15,178,765	15,178,765
Total Short-term investments (Cost $16,524,242)				16,524,242
Total investments in securities (Cost $213,168,688)	100.60%			270,938,253
Other assets and liabilities, net	(0.60)			(1,617,563)
Total net assets	100.00%			$269,320,690

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$1,400,775	$8,535,042	$(8,590,340)	$0	$0	$1,345,477		1,345,477	$531#
Wells Fargo Government Money Market Fund Select Class	1,627,131	40,641,383	(27,089,749)	0	0	15,178,765		15,178,765	297
				$0	$0	$16,524,242	6.14%		$828

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Small Cap Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

  |  5

Notes to portfolio of investments—January 31, 2021 (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |

Notes to portfolio of investments—January 31, 2021 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$3,014,858	$9,338,492	$0	$12,353,350
Austria	1,563,798	0	0	1,563,798
Belgium	0	3,020,089	0	3,020,089
Canada	11,812,857	0	0	11,812,857
Denmark	0	577,147	0	577,147
France	1,902,604	5,551,548	0	7,454,152
Germany	4,755,159	7,555,945	0	12,311,104
Ireland	2,109,852	0	0	2,109,852
Italy	3,023,513	4,471,444	0	7,494,957
Japan	0	25,239,981	0	25,239,981
Luxembourg	0	742,893	0	742,893
Netherlands	592,032	597,219	0	1,189,251
Norway	0	1,224,443	0	1,224,443
Spain	5,151,070	0	0	5,151,070
Sweden	0	3,169,465	0	3,169,465
Switzerland	0	2,682,691	0	2,682,691
United Kingdom	10,865,659	13,343,996	0	24,209,655
United States	132,107,256	0	0	132,107,256
Short-term investments
Investment companies	16,524,242	0	0	16,524,242
Total assets	$193,422,900	$77,515,353	$0	$270,938,253
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

  |  7